Disposal of business and transfer of ownership of subsidiary (Narrative) (Details) € in Millions, £ in Millions					12 Months Ended
		Dec. 01, 2018 EUR (€) shares	Aug. 01, 2018 GBP (£)	Apr. 01, 2018 GBP (£) shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)		Mar. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Disposal of business, assets					£ 244,028
Disposal of business, liabilities					226,023
Net equity impact of intra-group transfers					(3,015)
Dividends on ordinary shares					14,585	£ 847
Loans and advances					136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending					1,613	12,546	[1]
Property, plant and equipment					947	1,519	[1]
Financial assets at fair value through the income statement [member]
Disclosure of operating segments [line items]
Disposal of business, assets					6,152
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of operating segments [line items]
Disposal of business, assets					184,634
Debt securities in issue [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities					12,303
Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities					6
Current tax liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities					680
Other liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities					1,647
Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets					192,730
Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, assets					108
Goodwill and intangible assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets					3,537
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Disposal of business, assets					510
Deferred tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets					747
Other assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets					1,408
Other equity instruments [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers	[2]				(2,070)
Dividends on ordinary shares	[2]				0	0
Fair value through other comprehensive income reserve [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers	[3]				(210)
Dividends on ordinary shares	[3]				0	0
Retained earnings [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers					(638)
Dividends on ordinary shares					14,585	£ 674
Barclays Bank PLC [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Net assets				£ 16,200
Barclays Bank UK PLC [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Net assets								£ 300
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Net assets, after elimination of internal balances				16,865
Disposal of business, assets	[4]				242,210
Disposal of business, liabilities	[4]				225,353
Consideration paid (received)					15,900
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at fair value through the income statement [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				5,616
Loans and advances				4,233
Reverse repurchase agreements and other similar secured lending				1,383
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				184,634
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of operating segments [line items]
Loans and advances				133,641
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of operating segments [line items]
Loans and advances				22,621
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Disclosure of operating segments [line items]
Loans and advances				27,396
UK Banking Business [member] | Barclays Bank UK PLC [member] | Debt securities in issue [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[4]				12,303
Other debt securities				4,001
UK Banking Business [member] | Barclays Bank UK PLC [member] | Debt securities in issue [member] | Covered [member]
Disclosure of operating segments [line items]
Bonds				8,302
UK Banking Business [member] | Barclays Bank UK PLC [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[4]				6
Financial instruments designated as hedging instruments, at fair value				6
UK Banking Business [member] | Barclays Bank UK PLC [member] | Current tax liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[4]				677
UK Banking Business [member] | Barclays Bank UK PLC [member] | Other liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[4]				1,642
Accruals and deferred income				278
Sundry creditors				£ 1,160
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets					192,087
Disposal of business, liabilities	[4]				192,087
UK Banking Business [member] | Barclays Bank UK PLC [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				108
Nominal amount of hedging instrument				3,313
Financial instruments designated as hedging instruments, at fair value				£ 108
UK Banking Business [member] | Barclays Bank UK PLC [member] | Goodwill and intangible assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				3,537
Goodwill				3,526
UK Banking Business [member] | Barclays Bank UK PLC [member] | Licences and other [member]
Disclosure of operating segments [line items]
Intangible assets				11
UK Banking Business [member] | Barclays Bank UK PLC [member] | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				510
UK Banking Business [member] | Barclays Bank UK PLC [member] | Deferred tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				747
UK Banking Business [member] | Barclays Bank UK PLC [member] | Other assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				1,402
Prepayments				106
Items in course of collection from other banks				588
Sundry receivables				535
Accrued income				146
UK Banking Business [member] | Barclays Bank UK PLC [member] | AT1 Securities [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers				(2,070)
UK Banking Business [member] | Barclays Bank UK PLC [member] | Fair value through other comprehensive income reserve [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers				16
UK Banking Business [member] | Barclays Bank UK PLC [member] | Retained earnings [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers				(14,261)
UK Banking Business [member] | Barclays Bank UK PLC [member] | Cost [member]
Disclosure of operating segments [line items]
Property, plant and equipment				971
UK Banking Business [member] | Barclays Bank UK PLC [member] | Cost [member] | Licences and other [member]
Disclosure of operating segments [line items]
Intangible assets				90
UK Banking Business [member] | Barclays Bank UK PLC [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of operating segments [line items]
Property, plant and equipment				461
UK Banking Business [member] | Barclays Bank UK PLC [member] | Accumulated depreciation, amortisation and impairment [member] | Licences and other [member]
Disclosure of operating segments [line items]
Intangible assets				£ 79
UK Banking Business [member] | Barclays Bank UK PLC [member] | Ordinary shares [member]
Disclosure of operating segments [line items]
Number of shares issued as consideration | shares				1
UK Banking Business [member] | Barclays Bank UK PLC [member] | in exchange for ordinary share [member]
Disclosure of operating segments [line items]
Consideration paid (received)				£ 12,900
UK Banking Business [member] | Barclays Bank UK PLC [member] | Consolidation, Eliminations [member]
Disclosure of operating segments [line items]
Internal balances				616
UK Banking Business [member] | Barclays Bank UK PLC [member] | Barclays Bank PLC [member]
Disclosure of operating segments [line items]
Net assets, after elimination of internal balances				16,790
UK Banking Business [member] | Barclays Bank UK PLC [member] | Barclays Bank PLC [member] | AT1 Securities [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers					(2,070)
UK Banking Business [member] | Barclays Bank UK PLC [member] | Barclays Bank PLC [member] | Consolidation, Eliminations [member]
Disclosure of operating segments [line items]
Internal balances				£ 471
Other disposals [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				1,818
Disposal of business, liabilities	[5]				670
Other disposals [member] | Financial assets at fair value through the income statement [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				536
Other disposals [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[4]				0
Other disposals [member] | Debt securities in issue [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[5]				0
Other disposals [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[5]				0
Other disposals [member] | Current tax liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[5]				3
Other disposals [member] | Other liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	[5]				5
Other disposals [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets					643
Disposal of business, liabilities	[5]				643
Other disposals [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				0
Other disposals [member] | Goodwill and intangible assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				0
Other disposals [member] | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				0
Other disposals [member] | Deferred tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				0
Other disposals [member] | Other assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	[5]				£ 6
Barclay's Africa Banking Group Limited [member] | Barclays PLC [member] | Barclays Bank PLC [member] | At cost [member] | Investments in subsidiaries [member]
Disclosure of operating segments [line items]
Dividends on ordinary shares			£ 269
Barclays Bank Ireland PLC [member] | Barclays Bank Ireland PLC [member]
Disclosure of operating segments [line items]
Number of shares issued as consideration | shares		350,000,000
Barclays Bank Ireland PLC [member] | Barclays Bank PLC [member]
Disclosure of operating segments [line items]
Consideration paid (received) | €		€ 351.3
Consideration received, cash | €		€ 1.5

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]	For further details refer to Note 30 .
[3]	For further details refer to Note 31 .
[4]

The movement in net assets relating to the disposal of Barclays Bank UK PLC of £16,857 m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Ban k UK PLC on 1 April 2018 of £615 m

[5]	The movement relating to the disposal of BAGHL is presented in Other disposals. The movement is stated after the elimination of internal balances of £88m